Nature of Business and Significant Accounting Policies (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Organization, Consolidation and Presentation of Financial Statements [Abstract]
SCHEDULE OF OTHER CURRENT ASSETS

Other current assets consisted of the following as of September 30, 2021 and December 31, 2020:

	September 30, 2021	December 31, 2020
	(unaudited)
Lab supply inventory	$2,271	$2,052
Prepaid expenses	734	625
Other	130	45
Total other current assets	$3,135	$2,722

Other current assets consisted of the following as of December 31, 2020 and 2019:

	December 31, 2020	December 31, 2019
Lab supply inventory	$2,052	$1,825
Prepaid expenses	625	971
Funds in escrow	-	888
Other	45	167
Total other current assets	$2,722	$3,851